Segmental information - additional information	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segmental information - additional information
4. Segmental information - additional information
Consolidated sales revenue by destination(a)

Six months ended 30 June	2024%	2023%	2024 US$m	2023 US$m
Greater China	58.1	58.1	15,569	15,482
United States of America	16.0	14.6	4,288	3,885
Asia (excluding Greater China and Japan)	6.9	7.3	1,834	1,957
Japan	6.6	6.7	1,769	1,791
Europe (excluding UK)	5.1	5.8	1,373	1,537
Canada	3.0	2.9	800	785
Australia	1.8	1.7	489	451
UK	0.2	0.2	64	66
Other countries	2.3	2.7	616	713
Consolidated sales revenue	100.0	100.0	26,802	26,667
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
Consolidated sales revenue by product

Six months ended 30 June	Revenue from contracts with customers 2024 US$m	Other revenue(a) 2024 US$m	Consolidated sales revenue 2024 US$m	Revenue from contracts with customers 2023 US$m	Other revenue(a) 2023 US$m	Consolidated sales revenue 2023 US$m
Iron ore	16,572	(527)	16,045	16,319	12	16,331
Aluminium, alumina and bauxite	6,105	54	6,159	6,194	(45)	6,149
Copper	2,194	33	2,227	1,695	(6)	1,689
Industrial minerals (comprising titanium dioxide slag, zircon, borates and salt)	1,173	(2)	1,171	1,246	(1)	1,245
Gold	345	5	350	236	3	239
Diamonds	149	—	149	250	—	250
Other products and freight services(b)	701	—	701	765	(1)	764
Consolidated sales revenue	27,239	(437)	26,802	26,705	(38)	26,667
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15 “Revenue from Contracts with Customers”, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “Other revenue” above.
(b)“Other products and freight services” includes metallic co-products, molybdenum, silver and other commodities.